CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Operating expenses:
Research and development	$ 806,300	$ 445,400	$ 2,835,000	$ 1,476,600	$ 2,432,700	$ 2,480,600
General and administrative	1,335,500	671,300	6,514,500	2,024,600	4,344,400	2,548,300
Total operating expenses	2,141,800	1,116,700	9,349,500	3,501,200	6,777,100	5,028,900
Loss from operations	(2,141,800)	(1,116,700)	(9,349,500)	(3,501,200)	(6,777,100)	(5,028,900)
Other expenses, net:
Interest expense, net	$ (2,500)	(792,400)	(769,800)	(2,182,900)	(4,548,700)	(1,503,000)
Change in warrant liability		$ 953,700	(1,894,700)	528,300	34,600	$ (3,566,900)
Loss on extinguishment of debt			(26,700,200)	(2,371,400)	(2,388,000)
Other expense	$ (2,300)	$ (134,900)	(2,300)	(134,900)	(135,000)
Loss before income taxes	$ (2,146,600)	$ (1,090,300)	(38,716,500)	(7,662,100)	(13,883,400)	$ (2,965,000)
Income taxes			(2,300)	(2,400)	2,400	2,700
Net loss and comprehensive loss	$ (2,146,600)	$ (1,090,300)	(38,718,800)	$ (7,664,500)	(13,885,800)	(2,967,700)
Accrued dividends on Series B Preferred stock	(631,300)		(1,459,300)
Deemed dividend on Series B Preferred Units	(668,700)		(1,811,800)
Net loss attributable to common stockholders	$ (3,446,600)	$ (1,090,300)	$ (41,989,900)	$ (7,664,500)	$ (13,885,800)	$ (2,967,700)
Basic net loss per common share	$ (1.95)	$ (0.84)	$ (25.45)	$ (6.03)	$ (10.53)	$ (2.70)
Diluted net loss per common share	$ (1.95)	$ (1.08)	$ (25.45)	$ (6.14)	$ (10.61)	$ (3.81)
Weighted average shares used in computing basic net loss per common share	1,765,641	1,302,300	1,650,160	1,270,495	1,318,797	1,098,742
Weighted average shares used in computing diluted net loss per common share	1,765,641	1,302,300	1,650,160	1,288,674	1,318,797	1,099,216